Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit) Components

The provision for income taxes charged to operations consists of the following for the three and six months ended March 31, 2015 and 2014 (in thousands):

	Three Months Ended March 31,		Six Months Ended March 31,
	2015	2014	2015	2014
Currently paid or payable
Federal	$10,337	$10,994	$24,011	$26,960
State	1,484	1,288	3,477	3,957

	11,821	12,282	27,488	30,917
Deferred tax (benefit) expense	(2,101)	2,207	(4,066)	(1,489)

Income tax expense	$9,720	$14,489	$23,422	$29,428

The provision for income taxes charged to operations consists of the following for the years ended September 30, 2014 and 2013 (in thousands):

	2014	2013	2012
Currently paid or payable
Federal	$58,172	$51,828	$51,677
State	8,638	8,158	7,200

	66,810	59,986	58,877
Deferred tax (benefit) expense	(12,463)	(6,088)	(14,719)

Income tax expense	$54,347	$53,898	$44,158

Schedule of Effective Income Tax Rate Reconciliation

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income due to the following for the three and six months ended March 31, 2015 and 2014 (in thousands):

	Three Months Ended March 31,		Six Months Ended March 31,
	2015	2014	2015	2014
Computed “expected” tax expense (35%)	$10,305	$14,161	$24,445	$29,401
Increase (decrease) in income taxes resulting from:
Tax exempt interest income	(1,651)	(1,174)	(3,216)	(2,276)
State income taxes, net of federal benefit	965	837	2,260	2,572
Other	101	665	(67)	(269)

Actual tax expense	$9,720	$14,489	$23,422	$29,428

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income due to the following for the years ended September 30, 2014 and 2013 (in thousands):

	2014	2013	2012
Computed “expected” tax expense (35%)	$55,754	$52,550	$41,004
Increase (decrease) in income taxes resulting from:
Tax exempt interest income	(4,926)	(3,856)	(2,348)
State income taxes, net of federal benefit	5,615	5,303	4,680
Other	(2,096)	(99)	822

Actual tax expense	$54,347	$53,898	$44,158

Schedule of Deferred Tax Assets and Liabilities

Net deferred tax assets (liabilities) consist of the following components at March 31, 2015 and September 30, 2014 (in thousands):

	March 31, 2015	September 30, 2014
Deferred tax assets:
Allowance for loan losses	$21,421	$19,683
Compensation	606	329
Net operating loss carryforward	94	119
Securities available for sale	(1,310)	3,758
Other real estate owned	15,462	13,721
Core deposit intangible and other fair value adjustments	11,227	10,573
Excess tax basis of loans acquired over carrying value	8,438	9,595
Other	4,976	6,272

Total deferred tax assets	60,914	64,050

Deferred tax liabilities:
Goodwill and other intangibles	(3,707)	(9,099)
Premises and equipment	(11,037)	(4,390)
Excess carrying value of FDIC indemnification asset and clawback liability	(1,557)	(4,280)
Other	(912)	(1,578)

Total deferred tax liabilities	(17,213)	(19,347)

Net deferred tax assets	$43,701	$44,703

Net deferred tax assets (liabilities) consist of the following components at September 30, 2014 and 2013 (in thousands):

	2014	2013
Deferred tax assets:
Allowance for loan losses	$19,683	$22,686
Compensation	329	320
Net operating loss carryforward	119	170
Securities available for sale	3,758	4,144
Other real estate owned	13,721	7,072
Core deposit intangible and other fair value adjustments	10,573	6,617
Excess tax basis of loans acquired over carrying value	9,595	10,879
Other	6,272	5,668

	64,050	57,556

Deferred tax liabilities:
Goodwill and other intangibles	(9,099)	(5,143)
Securities available for sale	—	—
Premises and equipment	(4,390)	(6,132)
Excess carrying value of FDIC indemnification asset and clawback liability	(4,280)	(11,943)
Other	(1,578)	(1,712)

	(19,347)	(24,930)

Net deferred tax assets (liabilities)	$44,703	$32,626